CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 4,511,062	$ 654,042	¥ 4,259,128	¥ 1,944,359
Operating cost and expenses
Cost of revenues	(754,861)	(109,445)	(554,648)	(240,211)
Sales and marketing expenses	(2,000,900)	(290,103)	(1,942,670)	(1,347,532)
Research and development expenses	(1,182,716)	(171,478)	(821,984)	(513,362)
General and administrative expenses	(719,699)	(104,347)	(1,991,123)	(797,008)
Total operating cost and expenses	(4,658,176)	(675,373)	(5,310,425)	(2,898,113)
Other Operating Income Expense Net	17,595	2,551	14,977	8,849
Loss from operations	(129,519)	(18,780)	(1,036,320)	(944,905)
Investment income	65,150	9,446	24,744	9,095
Financial income, net	161,332	23,391	9,735	3,098
Foreign exchange (loss)/gain	8,627	1,251	(1,961)	(5,074)
Other (expenses)/income, net	11,406	1,654	(7,745)	(4,109)
(Loss)/Income before income tax expenses	116,996	16,962	(1,011,547)	(941,895)
Income tax expenses	(9,751)	(1,414)	(59,527)
Net (loss)/income	107,245	15,548	(1,071,074)	(941,895)
Accretion on convertible redeemable preferred shares to redemption value | ¥			(164,065)	(283,981)
Net (loss)/income attributable to ordinary shareholders	107,245	15,548	(1,235,139)	(1,225,876)
Other comprehensive (loss)/income
Foreign currency translation adjustments	952,949	138,165	(127,378)	(149,539)
Total comprehensive (loss)/income	¥ 1,060,194	$ 153,713	¥ (1,198,452)	¥ (1,091,434)
Weighted average number of ordinary shares used in computing net (loss)/income per share
- Basic	868,941,151	868,941,151	529,343,027	111,172,986
- Diluted	912,141,991	912,141,991	529,343,027	111,172,986
Net (loss)/income per share attributable to ordinary shareholders
- Basic | (per share)	¥ 0.12	$ 0.02	¥ (2.33)	¥ (11.03)
- Diluted | (per share)	¥ 0.12	$ 0.02	¥ (2.33)	¥ (11.03)
Online recruitment services to enterprise customers
Revenues
Total revenues	¥ 4,461,282	$ 646,825	¥ 4,219,026	¥ 1,927,178
Others
Revenues
Total revenues	¥ 49,780	$ 7,217	¥ 40,102	¥ 17,181